                                               1933 Act Registration No. 2-74747
                                             1940 Act Registration No. 811-03313

     As filed with the Securities and Exchange Commission on August 11, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                      Pre-Effective Amendment No. _____           [ ]
                      Post-Effective Amendment No. 49             [x]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                 Amendment No. 49                 [x]

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-4928
              (Registrant's Telephone Number, including Area Code)

                                Richard J. Ertel
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H210
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

  [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
  [ ]   on (date) pursuant to paragraph (b) of Rule 485.
  [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
  [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
  [x]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
  [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

Subject to completion, dated August 11, 2004

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

October __, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class A Shares	U.S. Treasury Only Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

U.S. Treasury Only Money Market Fund

Policies & Services

Buying Shares

Selling Shares

Managing Your Investment

Additional Information

Management

More About The Fund

For More Information

Prospectus –	First American U.S. Treasury Only Money Market Fund Class A Shares

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Only Money Market Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class A Shares

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Fund Summary

U.S. Treasury Only Money Market FUND

Objective

U.S. Treasury Only Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

U.S. Treasury Only Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

Because U.S. Treasury Only Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

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Fund Summary

U.S. Treasury Only Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[2]	0.20%
Total Annual Fund Operating Expenses	0.80%
Waiver of Fund Expenses[3]	(0.05	) %
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

3Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2005 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2005 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$77
3 years	$250

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Policies and Services

Buying Shares

Multiple Class Information

The fund offers four different share classes. Class A shares are offered through this prospectus. Class D, Class Y, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the four classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares.   Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class D Shares.   Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class Y Shares.   Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Class Z Shares.   Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

12b-1 Fees

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor a fee for the distribution and sale of its shares and for services provided to shareholders. The fund pays a Rule 12b-1 distribution fee equal to 0.25% of its Class A share average daily net assets. The fund’s distributor uses the distribution fee to compensate brokers for providing distribution-related services to the fund.

Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, the fund pays USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class A share net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open. In order for shares to be priced at the same day’s NAV, you must place your order with your investment professional or financial institution by the time specified by the institution, and your investment professional or financial institution must transmit your order to the fund by 12:00 p.m. Central time.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

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Policies and Services

Buying Shares continued

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund’s advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the net asset value determined on the day your purchase order is received in “good order.” To ensure that your request is in “good order,” follow the directions for purchasing shares given below.

The fund will accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund’s distributor. To purchase shares of the fund at that day’s price, you must place your order with your investment professional or financial institution by the time specified by them to assure same day processing, and your investment professional or financial institution must transmit your order to the fund by 12:00 p.m. Central time.

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before 12:00 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the fund’s custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

By Mail.   If you choose to purchase your shares by mail, your shares will be priced at the net asset value determined on the day your written request is received in “good order” by the fund, your investment professional, or your financial institution. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to First American U.S. Treasury Only Money Market Fund, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

  all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
  cash, including cashier’s checks or money orders, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards may not be accepted.
  if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred.

Investing Automatically

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

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Policies and Services

Selling Shares

How to Sell Shares

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is received in “good order,” less any applicable contingent deferred sales charge. To ensure that your request is in “good order,” follow the directions for selling shares given below.

The fund will accept redemption orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open and the fund’s management believes there is adequate liquidity to meet redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. Your redemption request must be received by your investment professional or financial institution by the time specified by the investment professional or institution to be assured same day processing. In order for your shares to be sold at that day’s price, the fund must receive the request from the investment professional or financial institution by 12:00 p.m. Central time. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND before 12:00 p.m. Central time. Redemption requests received after this time will be processed at the following business day’s net asset value. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The First American funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.   If you choose to redeem your shares in writing, your shares will be sold at the net asset value determined on the day your written request is received in “good order” by the fund, your investment professional, or your financial institution. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

  name of the fund.
  account number.
  dollar amount or number of shares redeemed.
  name on the account.
  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

  you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.
  you would like the check mailed to an address other than the address on the fund’s records.
  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account.   Check writing privileges are available for Class A shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the fund. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

Systematic Withdrawals

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

Accounts with Low Balances

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  deduct a $50 annual account maintenance fee, or
  close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

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Policies and Services

Selling Shares continued

Systematic Exchange Program

You may make automatic monthly exchanges of your Class A shares for the same class of shares of another fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A shares equal to the total amount that you wish to invest in the other fund. On a monthly basis, the dollar amount of Class A shares that you specify will then be exchanged for shares of the other fund within the same class. Exchanges of Class A shares will be subject to the applicable sales charge imposed by the fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of Class A, Class B, or Class C shares of any First American fund other than the Money Market funds over a 13-month period, which lowers your sales charge. See the prospectus of the fund into which you plan to exchange for more information.)

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

Exchanging Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares for another fund of the same class, you will have to pay the sales charge imposed by the fund, unless your money market fund shares were originally issued in exchange for shares of a fund that had a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

By Phone.   You may exchange shares by calling your investment professional, your financial institution, or the funds, provided that both funds have identical shareholder registrations. In order for your shares to be exchanged the same day, you must call your investment professional or financial institution by the time specified by them to assure same day processing. Your exchange order must be transmitted by the investment professional or financial institution to the funds by 12:00 p.m. Central time in order for shares to be exchanged the same day. Contact your investment professional or financial institution directly for more information. To request an exchange through the funds, call Investor Services at 800 677-FUND before 12:00 p.m. Central time.

By Mail.   To exchange shares by written request, please follow the procedures under “Selling Shares.” Be sure to include the names of both funds involved in the exchange.

Telephone Transactions

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

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Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, the fund does not send statements for shares held in a brokerage account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30 , 2004, U.S. Bancorp Asset Management and its affiliates had more than $ 122 billion in assets under management, including investment company assets of more than $ 56 billion . As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives distribution and shareholder servicing fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.   To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive shareholder servicing fees from the fund’s distributor.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

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Additional Information

More About The Fund

Investment Strategies

The fund’s main investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

As noted in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The main risks of investing in the fund are summarized in the “Fund Summary” section.

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For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMA

SEC file number: 811-03313

   First American Funds™

Subject to completion, dated August 11, 2004

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

October __, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class D Shares	U.S. Treasury Only Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

U.S. Treasury Only Money Market Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Fund

For More Information

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Only Money Market Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

1

Fund Summary

U.S. Treasury Only Money Market FUND

Objective

U.S. Treasury Only Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

U.S. Treasury Only Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

Because U.S. Treasury Only Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

2

Fund Summary

U.S. Treasury Only Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.15%
Total Annual Fund Operating Expenses	0.65%
Waiver of Fund Expenses[2]	(0.05	) %
Net Expenses[2]	0.60%

1“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2005 , so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2005 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$61
3 years	$203

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

3

Policies and Services

Buying and Selling Shares

Multiple Class Information

The fund offers four different share classes. Class D shares are offered through this prospectus. Class A, Class Y, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the four classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares.   Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class D Shares.   Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class Y Shares.   Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Class Z Shares.   Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

12b-1 Fees

The fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. The fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund’s distributor uses the distribution fee to compensate brokers for providing distribution-related services to the fund. These institutions receive annual fees equal to 0.15% of the fund’s Class D share average daily net assets attributable to shares sold through such institutions.

Shareholder Servicing Plan

The fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open. In order for shares to be priced at the same day’s NAV, you must call your financial institution by the time specified by the institution, and your purchase order must be transmitted by the institution to the fund by 12:00 p.m. Central time.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

4

Policies and Services

Buying and Selling Shares continued

the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day’s price, you must call your financial institution by the time specified by the institution and your purchase or redemption request must be transmitted by the institution to the fund by 12:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. In addition, a purchase order will be effective on the day given only if the fund’s custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If you are no longer eligible to hold Class D shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class D shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution, and your exchange order must be transmitted by the institution to the fund by 12:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

5

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

6

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30 , 2004, U.S. Bancorp Asset Management and its affiliates had more than $ 122 billion in assets under management, including investment company assets of more than $ 56 billion . As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.    U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.    Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.    To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive shareholder servicing fees from the fund’s distributor.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

7

Additional Information

More About The Fund

Investment Strategies

The fund’s main investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

As noted in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The main risks of investing in the fund are summarized in the “Fund Summary” section.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class D Shares

8

For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMD

SEC file number: 811-03313

   First American Funds™

Subject to completion, dated August 11, 2004

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

October __, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class Y Shares	U.S. Treasury Only Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

U.S. Treasury Only Money Market Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Fund

For More Information

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Only Money Market Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

1

Fund Summary

U.S. Treasury Only Money Market FUND

Objective

U.S. Treasury Only Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

U.S. Treasury Only Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

Because U.S. Treasury Only Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

2

Fund Summary

U.S. Treasury Only Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.15%
Total Annual Fund Operating Expenses	0.50%
Waiver of Fund Expenses[2]	(0.05	) %
Net Expenses[2]	0.45%

1“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2005 , so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2005 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$46
3 years	$155

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

3

Policies and Services

Buying and Selling Shares

Multiple Class Information

The fund offers four different share classes. Class Y shares are offered through this prospectus. Class A, Class D, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the four classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares.   Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class D Shares.   Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class Y Shares.   Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Class Z Shares.   Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Shareholder Servicing Plan

The fund has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class Y shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y share net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open. In order for shares to be priced at the same day’s NAV, you must call your financial institution by the time specified by the institution, and your purchase order must be transmitted by the institution to the fund by 12:00 p.m. Central time.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

4

Policies and Services

Buying and Selling Shares continued

to be assured same day processing. In order for shares to be purchased or sold at that day’s price, you must call your financial institution by the time specified by the institution and your purchase or redemption request must be transmitted by the institution to the fund by 12:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. In addition, a purchase order will be effective on the day given only if the fund’s custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution, and your exchange order must be transmitted by the institution to the fund by 12:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

5

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

6

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30 , 2004, U.S. Bancorp Asset Management and its affiliates had more than $ 122 billion in assets under management, including investment company assets of more than $ 56 billion . As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.   To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive shareholder servicing fees from the fund’s distributor.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

7

Additional Information

More About The Fund

Investment Strategies

The fund’s main investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

As noted in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The main risks of investing in the fund are summarized in the “Fund Summary” section.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Y Shares

8

For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMY

SEC file number: 811-03313

   First American Funds™

Subject to completion, dated August 11, 2004

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

October __, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class Z Shares	U.S. Treasury Only Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

U.S. Treasury Only Money Market Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Fund

For More Information

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Only Money Market Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

1

Fund Summary

U.S. Treasury Only Money Market FUND

Objective

U.S. Treasury Only Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

U.S. Treasury Only Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

Because U.S. Treasury Only Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

2

Fund Summary

U.S. Treasury Only Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.25%
Waiver of Fund Expenses[2]	(0.05	) %
Net Expenses[2]	0.20%

1“Other Expenses” are based on estimated amounts for the current fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2005 , so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2005 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$20
3 years	$75

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

3

Policies and Services

Buying and Selling Shares

Multiple Class Information

The fund offers four different share classes. Class Z shares are offered through this prospectus. Class A, Class D, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the four classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares.   Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class D Shares.   Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class Y Shares.   Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Class Z Shares.   Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open. In order for shares to be priced at the same day’s NAV, you must call your financial institution by the time specified by the institution, and your purchase order must be transmitted by the institution to the fund by 12:00 p.m. Central time.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Institutions are required to make a minimum initial investment of $10 million, however there is no minimum subsequent investment requirement. The fund may waive or modify these minimum investment requirements at any time. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day’s price, you must call your financial institution by the time specified by the institution and your purchase or redemption request must be transmitted by the institution to the fund by 12:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. In addition, a purchase order will be effective on the day given only if the fund’s custodian receives payment by wire before the close of business.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

4

Policies and Services

Buying and Selling Shares continued

If the fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If you are no longer eligible to hold Class Z shares because you discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Z shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution, and your exchange order must be transmitted by the institution to the fund by 12:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

5

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditor’s report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

6

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30 , 2004, U.S. Bancorp Asset Management and its affiliates had more than $ 122 billion in assets under management, including investment company assets of more than $ 56 billion . As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

7

Additional Information

More About The Fund

Investment Strategies

The fund’s main investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

As noted in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The main risks of investing in the fund are summarized in the “Fund Summary” section.

Prospectus –	First American U.S. Treasury Only Money Market Fund Class Z Shares

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For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMZ

SEC file number: 811-03313

   First American Funds™

Subject to completion, dated August 11, 2004

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This
Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER __, 2004

                      U.S. TREASURY ONLY MONEY MARKET FUND

         This Statement of Additional Information relates to U.S. Treasury Only
Money Market Fund (the "Fund"), which is a series of First American Funds, Inc.
("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current Prospectuses dated October
__, 2004. This Statement of Additional Information is incorporated into the
Fund's Prospectuses by reference. To obtain copies of Prospectuses or the Fund's
Annual Report at no charge, write the Fund's distributor, Quasar Distributors,
LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at
800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

                                       i

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name
"First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First
American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies
(in essence, a separate mutual fund). This Statement of Additional Information relates to U.S. Treasury Only Money Market Fund, which is referred to in this
Statement of Additional Information as the "Fund."

         Shareholders may purchase shares of the Fund through four separate classes: Class A, Class D, Class Y and Class Z. The different classes provide for variations in distribution and shareholder servicing costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940
Act"), the Fund may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to the foregoing costs, each share of the Fund represents an equal proportionate interest in the
Fund. The Fund is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to each class of the Fund's shares These Prospectuses can be obtained by writing
Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by
calling First American Funds Investor Services at 800 677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders'
meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940
Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF");
First American Strategy Funds, Inc. ("FASF"); First American Insurance
Portfolios, Inc. ("FAIP"); and eight separate closed-end funds (American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II,
American Strategic Income Portfolio Inc.-III, American Municipal Income
Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select
Portfolio Inc., American Income Fund, Inc. and First American Minnesota
Municipal Income Fund II, Inc.), collectively referred to as the First American
Closed-End Funds ("FACEF").

                             INVESTMENT RESTRICTIONS

         In addition to the investment objective and policies set forth in the
Prospectus and under the caption "Investment Objective and Policies" below, the
Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b)
more than 50% of the outstanding shares of the Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by
FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         1.       Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of
                  obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3.       Purchase physical commodities or contracts relating to
                  physical commodities.

         4.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

         6.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

----------
*  According to the present interpretation by the Securities and Exchange
   Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         For purposes of applying the limitation set forth in number two above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

         The following restrictions are non-fundamental and may be changed by
FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         1.       Sell securities short.

         2.       Invest more than 10% of its net assets in illiquid securities.

                                       2

                             ADDITIONAL RESTRICTIONS

         The Fund may not invest in obligations of any affiliate of U.S.
Bancorp, including U.S. Bank.

         FAF has received an exemptive order (Investment Company Act Release No.
22589 dated March 28, 1997) from the Securities and Exchange Commission under which short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by the Advisor. U.S. Treasury
Only Money Market Fund, however, will not invest in repurchase agreements.

         The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein.
Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule
2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b)
are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized
Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating
Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"),
or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the
responsibility of the Board of Directors of FAF to determine that the Fund's investments present only "minimal credit risk" and are Eligible Securities. The
Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Fund's portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that the Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that the Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b)
more than the greater of 1% of its total assets or $1,000,000 in Second Tier
Securities of any one issuer.

                        INVESTMENT OBJECTIVE AND POLICIES

         The main investment strategies of the Fund are set forth in the Fund's current Prospectuses under "Fund Summary." This Section describes in additional detail the Fund's main investment strategies and other secondary investment strategies.

         If a percentage limitation under this Section or under "Investment
Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

         The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Fund invests. All securities in the Fund's portfolio are purchased with and payable in United States dollars.

         The Fund seeks to achieve its objective by investing in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and investment companies that invest exclusively in such obligations. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.

U.S. TREASURY OBLIGATIONS AND RECEIPTS

         The Fund may invest in direct obligations of the United States
Treasury. United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and

                                       3

principal component parts of such obligations that are transferable through the
Federal book-entry system known as Separately Traded Registered Interest and
Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. The Fund's investments in STRIPS will be limited to components with maturities of less than 397 days.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         The Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the
Fund during the period prior to settlement. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund does not receive income from these securities until such securities are delivered. The Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

                               PORTFOLIO TURNOVER

         The Fund generally intends to hold their portfolio securities to maturity. In certain instances, however, the Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because the Fund invests in short-term securities and manages its portfolio as described above and in the "Fund Summary" section of the Fund's Prospectuses, the Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Fund invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, the Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF.

                                       4

INDEPENDENT DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    OTHER
                         POSITION(S)  TERM OF OFFICE                                        NUMBER OF PORTFOLIOS    DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF            PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX         HELD
YEAR OF BIRTH            WITH FUND    TIME SERVED              DURING PAST 5 YEARS          OVERSEEN BY DIRECTOR    BY DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III,   Director     Term expiring earlier    Senior Financial Advisor,    First American Funds    None
800 Nicollet Mall,                    of death, resignation,   Bemis Company, Inc. since    Complex: twelve
Minneapolis, MN                       removal,                 2002; Senior Vice            registered investment
55402 (1938)                          disqualification, or     President, Chief Financial   companies,  including
                                      successor duly elected   Officer and Treasurer,       61 portfolios
                                      and qualified.           Bemis, through 2002
                                      Director of FAF since
                                      September 2003
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Mickey P. Foret,         Director     Term expiring earlier    Consultant to Northwest      First American Funds    ADC Telecommuni-
800 Nicollet Mall,                    of death, resignation,   Airlines, Inc. since 2002;   Complex: twelve         cations, Inc.;
Minneapolis, MN                       removal,                 Executive Vice President     registered investment   URS Corporation;
55402 (1945)                          disqualification, or     and Chief Financial          companies, including    Champion
                                      successor duly elected   Officer, Northwest           61 portfolios           Airlines, Inc.
                                      and qualified.           Airlines, through 2002
                                      Director of FAF since
                                      September 2003
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Roger A. Gibson,         Director     Term expiring earlier    Vice President, Cargo -      First American Funds    None
800 Nicollet Mall,                    of death, resignation,   United Airlines, since       Complex: twelve
Minneapolis, MN                       removal,                 July 2001; Vice President,   registered investment
55402  (1946)                         disqualification, or     North America-Mountain       companies, including
                                      successor duly elected   Region for United Airlines   61 portfolios
                                      and qualified.           (1995-2001)
                                      Director of FAF since
                                      October 1997
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Victoria J. Herget,      Director     Term expiring earlier    Investment consultant and    First American Funds    None
800 Nicollet Mall,                    of death, resignation,   non-profit board member      Complex: twelve
Minneapolis, MN                       removal,                 since 2001; Managing         registered investment
55402 (1952)                          disqualification, or     Director of Zurich Scudder   companies, including
                                      successor duly elected   Investments through 2001     61 portfolios
                                      and qualified.
                                      Director of FAF since
                                      September 2003
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Leonard W. Kedrowski,    Director     Term expiring earlier    Owner, Executive and         First American Funds    None
800 Nicollet Mall,                    of death, resignation,   Management Consulting,       Complex: twelve
Minneapolis, MN                       removal,                 Inc., a management           registered investment
55402 (1941)                          disqualification, or     consulting firm; Board       companies, including
                                      successor duly elected   member, GC McGuiggan         61 portfolios
                                      and qualified.           Corporation (dba Smyth
                                      Director of FAF since    Companies), a label
                                      November 1993            printer; former Chief
                                                               Executive Officer,
                                                               Creative Promotions
                                                               International, LLC, a
                                                               promotional award programs
                                                               and products company,
                                                               through October 2003;
                                                               Advisory Board Member,
                                                               Designer Doors, a
                                                               manufacturer of designer
                                                               doors, through 2002
------------------------------------------------------------------------------------------------------------------------------------

                                       5

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    OTHER
                         POSITION(S)  TERM OF OFFICE                                        NUMBER OF PORTFOLIOS    DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF            PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX         HELD
YEAR OF BIRTH            WITH FUND    TIME SERVED              DURING PAST 5 YEARS          OVERSEEN BY DIRECTOR    BY DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
Richard K. Riederer,     Director     Term expiring earlier    Retired; Director,           First American Funds    None
800 Nicollet Mall,                    of death, resignation,   President and Chief          Complex: twelve
Minneapolis, MN                       removal,                 Executive Officer, Weirton   registered investment
55402(1944)                           disqualification, or     Steel through 2001           companies, including
                                      successor duly elected                                61 portfolios
                                      and qualified.
                                      Director of FAF since
                                      August 2001
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,       Director     Term expiring earlier    Owner and President,         First American Funds    None
800 Nicollet Mall,                    of death, resignation,   Excensus(TM)LLC, a           Complex: twelve
Minneapolis, MN                       removal,                 consulting firm, since       registered investment
55402 (1940)                          disqualification, or     2001; Owner and President,   companies, including
                                      successor duly elected   Strauss Management           61 portfolios
                                      and qualified.           Company, a Minnesota
                                      Director of FAF since    holding company for
                                      September 1991           various organizational
                                                               management business
                                                               ventures; Owner, Chairman
                                                               and Chief Executive
                                                               Officer, Community
                                                               Resource Partnerships,
                                                               Inc., a strategic planning,
                                                               operations management,
                                                               government relations,
                                                               transportation planning
                                                               and public relations
                                                               organization; attorney at
                                                               law
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Virginia L. Stringer,    Chair;       Chair term three years.  Owner and President,         First American Funds    None
800 Nicollet Mall,       Director     Director term expiring   Strategic Management         Complex: twelve
Minneapolis, MN                       earlier of death,        Resources, Inc., a           registered investment
55402 (1944)                          resignation, removal,    management consulting        companies, including
                                      disqualification, or     firm; Executive Consultant   61 portfolios
                                      successor duly elected   for State Farm Insurance
                                      and qualified. Chair     Company
                                      of FAF's Board since
                                      September 1997;
                                      Director of FAF since
                                      September 1987
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
James M. Wade,           Director     Term expiring earlier    Owner and President, Jim     First American Funds    None
800 Nicollet Mall,                    of death, resignation,   Wade Homes, a homebuilding   Complex: twelve
Minneapolis, MN                       removal,                 company, since 1999          registered investment
55402 (1943)                          disqualification, or                                  companies, including
                                      successor duly elected                                61 portfolios
                                      and qualified.
                                      Director of FAF since
                                      August 2001
------------------------------------------------------------------------------------------------------------------------------------

*  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange
   Act, or any company registered as an investment company under the
   Investment Company Act.

                                       6

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                 TERM OF OFFICE
NAME, ADDRESS, AND         POSITION(S) HELD      AND LENGTH OF
YEAR OF BIRTH              WITH FUND             TIME SERVED                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,   President             Re-elected by the Board      Chief Executive Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                               annually; President of       Management, Inc. since May 2001; Chief Executive
Management, Inc.,                                FAF since February           Officer of First American Asset Management from
800 Nicollet Mall,                                                            December 2000 through May 2001 and of Firstar
Minneapolis, Minnesota                                                        Investment & Research Management Company from
55402 (1962)*                                                                 February 2001 through May 2001; Senior Managing
                                                                              Director and Head of Equity Research of U.S. Bancorp
                                                                              Piper Jaffray from October 1998 through December
                                                                              2000; prior to October 1988, Senior Airline Analyst
                                                                              and a Director in the Research Department, Credit
                                                                              Suisse First Boston
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mark S. Jordahl,           Vice President -      Re-elected by the Board      Chief Investment Officer of U.S. Bancorp
U.S. Bancorp Asset         Investments           annually; Vice President -   Asset Management, Inc. since September 2001;
Management, Inc.                                 Investments of FAF since     President and Chief Investment Officer, ING
800 Nicollet Mall,                               September 2001               Investment Management - Americas (September
Minneapolis, Minnesota                                                        2000 to June 2001); Senior Vice President
55402 (1960)*                                                                 and Chief Investment Officer, ReliaStar
                                                                              Financial Corp. (January 1998 to September
                                                                              2000)
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Jeffery M. Wilson,         Vice President -      Re-elected by the Board      Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset         Administration        annually; Vice President -   Management since May 2001; prior thereto, Senior Vice
Management, Inc.                                 Administration of FAF since  President of First American Asset Management
800 Nicollet Mall,                               March 2000
Minneapolis, Minnesota
55402 (1956)*
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Joseph M. Ulrey III,       Treasurer             Re-elected by the Board      Senior Managing Director, Fund Treasury, since
U.S. Bancorp Asset                               annually; Treasurer of FAF   December 2003 and Senior Managing Director, Risk
Management, Inc.                                 since December 2003          Management and Quantitative Analysis, since May 2001,
800 Nicollet Mall,                                                            U.S. Bancorp Asset Management, Inc.; from May 2001
Minneapolis, Minnesota                                                        through December 2001, Senior Managing Director,
55402 (1958)*                                                                 Securities Lending and Money Market Funds, U.S.
                                                                              Bancorp Asset Management, Inc.; prior thereto, Senior
                                                                              Managing Director, Securities Lending and Money
                                                                              Market Funds, First American Asset Management
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
James D. Alt,              Secretary             Re-elected by the Board      Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth Street,                           annually; Assistant          law firm
Suite 1500,                                      Secretary of FAF from
Minneapolis, Minnesota                           September 1998 through
55402 (1951)                                     June 2002. Secretary of FAF
                                                 since June 2002.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Michael J. Radmer,         Assistant             Re-elected by the Board      Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth Street,     Secretary             annually; Assistant          law firm
Suite 1500,                                      Secretary of FAF since
Minneapolis, Minnesota                           March 2000; Secretary of FAF
55402 (1945)                                     from September 1999 through
                                                 March 2000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Kathleen L. Prudhomme,     Assistant             Re-elected by the Board      Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth Street,     Secretary             annually; Assistant          law firm
Suite 1500,                                      Secretary of FAF since
Minneapolis, Minnesota                           September 1998
55402 (1953)
-----------------------------------------------------------------------------------------------------------------------------------

                                        7

------------------------------------------------------------------------------------------------------------------------------------
                                                 TERM OF OFFICE
NAME, ADDRESS, AND         POSITION(S) HELD      AND LENGTH OF
YEAR OF BIRTH              WITH FUND             TIME SERVED                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
James R. Arnold,           Assistant             Re-elected by the Board      Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan Street,    Secretary             annually; Assistant          March 2002; Senior Administration Services Manager,
Milwaukee, WI 53202                              Secretary of FAF since       UMB Fund Services, Inc. through March 2002
(1957)                                           September June 2003
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Ertel,          Assistant             Re-elected by the Board      Disclosure Counsel, U.S. Bancorp Asset Management,
U.S. Bancorp Asset         Secretary             annually; Assistant          Inc. since May 2003; Associate Counsel, Hartford
Management, Inc.,                                Secretary of FAF since       Life and Accident Insurance Company from April 2001
800 Nicollet Mall,                               September June 2003          through May 2003; Attorney and Law Clerk, Fortis
Minneapolis, MN 55402                                                         Financial Group, through March 2001
(1967)*
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Douglas G. Hess,           Assistant             Re-elected by the Board      Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan Street,    Secretary             annually; Assistant          November 2002; prior thereto, Assistant Vice
Milwaukee, WI 53202                              Secretary of FAF since       President, Fund Compliance Administrator,
(1967)*                                          September 2001               U.S. Bancorp Fund Services LLC
-----------------------------------------------------------------------------------------------------------------------------------

*  Messrs. Schreier, Jordahl, Wilson, Ulrey and Ertel are each officers of U.S.
   Bancorp Asset Management, Inc., which serves as investment advisor for FAF.
   Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF Board of
Directors: Audit Committee, Pricing Committee and Governance Committee.
Referenced to the "Funds" in the committee descriptions below are to the Fund and each of the other series of FAF.

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                                                                                                               NUMBER OF FUND
                                                                                                               COMPLEX COMMITTEE
                         COMMITTEE FUNCTION                                      COMMITTEE MEMBERS             MEETINGS HELD
                                                                                                               DURING FAF'S LAST
                                                                                                               FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Audit Committee          The purposes of the Committee are (1) to                Leonard Kedrowski (Chair)     11
                         oversee the Funds' accounting and financial             Benjamin Field
                         reporting policies and practices, their                 Mickey Foret
                         internal controls and, as appropriate, the              Virginia Stringer
                         internal controls of certain service                    (ex-officio)
                         providers; (2) to oversee the quality of the
                         Funds' financial statements and the
                         independent audit thereof; (3) to assist
                         Board oversight of the Funds' compliance
                         with legal and regulatory requirements; and
                         (4) to act as a liaison between the Funds'
                         independent auditors and the full Board of
                         Directors. The Audit Committee, together
                         with the Board of Directors, has the
                         ultimate authority and responsibility to
                         select, evaluate and, where appropriate,
                         replace the outside auditor (or to nominate
                         the outside auditor to be proposed for
                         shareholder approval in any proxy
                         statement).
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                                       8

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                                                                                                               NUMBER OF FUND
                                                                                                               COMPLEX COMMITTEE
                         COMMITTEE FUNCTION                                      COMMITTEE MEMBERS             MEETINGS HELD
                                                                                                               DURING FAF'S LAST
                                                                                                               FISCAL YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Pricing Committee        The Committee is responsible for valuing                Joseph Strauss (Chair)        7
                         portfolio securities for which market                   Victoria Herget
                         quotations are not readily available,                   James Wade
                         pursuant to procedures established by the               Virginia Stringer
                         Board of Directors.                                     (ex-officio)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Governance Committee     The Committee has responsibilities relating             Richard Riederer  (Chair)     3
                         to (1) Board and Committee composition                  Roger Gibson
                         (including, interviewing and recommending to            Victoria Herget
                         the Board nominees for election as                      Virginia Stringer
                         directors; reviewing Board composition to               (ex-officio)
                         determine the appropriateness of adding
                         individuals with different backgrounds or
                         skills; reviewing the independence of all
                         independent directors; reporting to the
                         Board on which current and potential members
                         of the Audit Committee qualify as Audit
                         Committee Financial Experts; recommending a
                         successor to the Board Chair when a vacancy
                         occurs; and consulting with the Board Chair
                         on Committee assignments); (2) Committee
                         structure and governance (including, at
                         least annually, reviewing each Committee's
                         structure and reviewing each Committee's
                         charter and suggesting changes thereto); (3)
                         director education (including developing an
                         annual education calendar; monitoring
                         independent director attendance at
                         educational seminars and conferences; and
                         developing and conducting orientation
                         sessions for new independent directors); and
                         4) governance practices (including reviewing
                         and making recommendations regarding
                         director compensation and director expenses;
                         monitoring director investments in the
                         Funds; monitoring compliance with director
                         retirement policies; assisting in the Board
                         self-evaluation process; assisting in the
                         evaluation of Board support by management,
                         Fund counsel and counsel to the independent
                         directors; evaluating legal support provided
                         to the Funds and the directors; reviewing
                         the Board's adherence to industry "best
                         practices;" and reviewing and recommending
                         changes in Board governance policies,
                         procedures and practices).
-----------------------------------------------------------------------------------------------------------------------------------

                                       9

         The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the
Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

         A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Riederer), in either case at First
American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

         o        the name, address, and business, educational, and/or other pertinent background of the person being recommended;

         o        a statement concerning whether the person is "independent"
                  within the meaning of New York Stock Exchange and American
                  Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

         o        any other information that the Funds would be required to
                  include in a proxy statement concerning the person if he or she was nominated; and

         o        the name and address of the person submitting the
                  recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i)
each Director's beneficial ownership in the Fund, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

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        NAME OF DIRECTOR     DOLLAR RANGE OF EQUITY SECURITIES IN FUND         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN THE
                                                                                          FIRST AMERICAN FUNDS COMPLEX*
-----------------------------------------------------------------------------------------------------------------------------------
Benjamin Field                              $0                                                           $0
-----------------------------------------------------------------------------------------------------------------------------------
Mickey Foret                                $0                                                           $0
-----------------------------------------------------------------------------------------------------------------------------------
Leonard Kedrowski                           $0                                                      Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Roger Gibson                                $0                                                     $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------------
Victoria Herget                             $0                                                           $0
-----------------------------------------------------------------------------------------------------------------------------------
Joseph Strauss                              $0                                                      Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Richard Riederer                            $0                                                    $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Stringer                           $0                                                      Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
James Wade                                  $0                                                      Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------

* The dollar range disclosed is based on the value of the securities as of
December 31, 2003.

                  As of December 31, 2003, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

                                       10

APPROVAL OF INVESTMENT ADVISORY CONTRACT

                  The Board of Directors reviewed and approved the Advisory
Agreement with respect to the Fund on September ___, 2004. In connection with its approval, the Board of Directors reviewed and considered the following factors: [DESCRIPTION OF BOARD DELIBERATIONS TO BE SUPPLIED BY AMENDMENT.]

COMPENSATION

                  The First American Family of Funds, which includes FAIF, FAF,
FASF, FAIP and the FACEF, currently pays only directors of the First American funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair)
and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of all Pricing Committee meetings and telephonic Nominating or Audit Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on
Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer and Kathleen L.
Prudhomme, Assistant Secretaries, of FAIF, FAF, FASF, FAIP and FACEF, are
partners.

                  The following table sets forth information concerning
aggregate compensation paid to each director of FAF (i) by FAF (column 2), and
(ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2003. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal year:

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NAME OF PERSON, POSITION                  AGGREGATE COMPENSATION    PENSION OR RETIREMENT     ESTIMATED ANNUAL   TOTAL COMPENSATION
                                          FROM REGISTRANT (1)       BENEFITS ACCRUED AS       BENEFITS UPON      FROM REGISTRANT
                                                                    PART OF FUND EXPENSES     RETIREMENT         AND FUND COMPLEX
                                                                                                                 PAID TO DIRECTORS (2)
-----------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III, Director                 $5,772                      -0-                  -0-                 $10,000
-----------------------------------------------------------------------------------------------------------------------------------
Mickey P. Foret, Director                        5,772                      -0-                  -0-                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Roger A. Gibson, Director                       68,202                      -0-                  -0-                 126,250
-----------------------------------------------------------------------------------------------------------------------------------
Victoria J. Herget, Director                     6,494                      -0-                  -0-                 11,250
-----------------------------------------------------------------------------------------------------------------------------------
Leonard W. Kedrowski, Director                  80,010                      -0-                  -0-                 159,000
-----------------------------------------------------------------------------------------------------------------------------------
Richard K. Riederer, Director                   85,717                      -0-                  -0-                 148,500
-----------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss, Director                     63,855                      -0-                  -0-                 110,625
-----------------------------------------------------------------------------------------------------------------------------------
Virginia L. Stringer, Director & Chair          109,528                     -0-                  -0-                 189,750
-----------------------------------------------------------------------------------------------------------------------------------
James M. Wade, Director                         63,494                      -0-                  -0-                 110,000
-----------------------------------------------------------------------------------------------------------------------------------

(1)      Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $31,765; and Leonard W.
         Kedrowski, $80,010.

(2)      Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger
         A. Gibson, $63,125; and Leonard W. Kedrowski, $159,000.

---------------------------

                                       11

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the
Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years.
The Plan will remain unfunded for federal income tax purposes under the Code.
Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Fund to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc, and
Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule
17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

                              PROXY VOTING POLICIES

GENERAL PRINCIPLES

         The Advisor is the investment manager for the First American family of mutual funds and for other separately managed accounts. As such, the Advisor has been delegated the authority to vote proxies with respect to the investments held in client accounts, unless the client has specifically retained such authority in writing. It is the advisor's duty to vote proxies in the best interests of clients in a timely and responsive manner. In voting proxies, the
Advisor also seeks to maximize total investment return for clients.

         The Advisor's Investment Policy Committee, comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1)
approving the proxy voting policies and procedures, (2) for overseeing the proxy voting process, and (3) for reviewing the proxy voting record on a regular basis.

POLICIES AND PROCEDURES

         Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of
ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth the advisor's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is attached. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, the Advisor maintains the fiduciary responsibility for all proxy voting decisions. In extraordinary situations, the Investment Policy Committee may decide to override a standard policy position for a particular vote, depending on the specific factual circumstances.

         Procedures. Responsibility for certain administrative aspects of proxy voting rests with the Advisor's Proxy Voting Administration Committee, which reports to the Investment Policy Committee. The Proxy Voting Administration
Committee also supervises the relationship with two outside firms that assist with the process, ISS and ADP Financial Services. These firms apprise of shareholder meeting dates, forward proxy voting materials, provide the Advisor with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as the Advisor's proxy voting record keeper and generates reports on how proxies were voted.

         Conflicts of Interest. As an affiliate of U.S. Bancorp, currently the eighth largest financial services holding company in the United States, the
Advisor recognizes that there are numerous situations wherein it may have a theoretical or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S.
Bancorp enterprise and its employees that could give rise to conflicts of interest.

                                       12

         Although the Advisor strongly believes that, regardless of such real or theoretical conflicts of interest, it would always vote proxies in its clients'
best interests, by adopting ISS's policies and generally deferring to ISS's recommendations, the Advisor believes the risk related to conflicts will be minimized.

         To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the theoretical and actual conflicts of interest the proxy voting service may face.

         In the event an extraordinary situation arises in which (1) the
Investment Policy Committee determines it is necessary in clients' best interests to override a standard policy or (2) it is determined that ISS faces a material conflict of interest with respect to a specific vote, the Investment
Policy Committee will direct ISS how to vote. Before doing so, however, the
Proxy Voting Administration Committee will confirm that the Advisor and the
Investment Policy Committee face no material conflicts of the nature discussed above.

         If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

         o        Obtaining instructions from the affected clients on how to vote the proxy;

         o        Disclosing the conflict to the affected clients and seeking their consent to permit the Advisor to vote the proxy;

         o        Voting in proportion to the other shareholders;

         o        Recusing an Investment Policy Committee member from all
                  discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or

         o        Following the recommendation of a different independent third party.

         In addition to all of the above, members of the Investment Policy
Committee and the Proxy Voting Administration Committee must notify the
Advisor's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how the Advisor should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the Advisor's Chief Executive Officer and the
General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the
U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of clients.

REVIEW AND REPORTS

         On a calendar quarterly basis, the Proxy Voting Administration
Committee will review the proxy voting record to assess a number of matters, including the following:

         o        Whether proxy statements were timely forwarded to ISS;

         o        Whether proxy votes were cast on a timely basis;

         o        Whether proxy votes were cast consistent with the policies;
                  and

         o        Where the guidelines were overridden, whether such vote was communicated to ISS in a timely manner and voted consistent with the communication.

         The Proxy Voting Administration Committee will prepare a report on this review for submission to the Investment Policy Committee. Such report will also review all identified conflicts and how they were addressed during the quarter.

         The Investment Policy Committee, on a calendar quarterly basis, will review the report of the Proxy Voting Administration Committee, as well as ISS's proxy voting policies and conflict of interest policies. The purpose of this review is to ensure the Advisor is voting proxies in a timely and responsive manner in the best interests of

                                       13

clients. With respect to the review of votes cast on behalf of investments by the First American family of mutual funds, such review will also be reported to the independent Board of Directors of the First American Funds.

         The actual proxy voting records of the First American Funds will be filed with the U.S. Securities Exchange Commission and will be available to shareholders after June 30, 2004. Such records will be available on the First
American Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov.

         The Advisor's separately managed account clients should contact their relationship manager for more information on the Advisor's policies and the proxy voting record for their account.

ISS PROXY VOTING GUIDELINES SUMMARY

         The following is a concise summary of ISS's proxy voting policy guidelines.

1.       AUDITORS

         Vote for proposals to ratify auditors, unless any of the following apply:

         o        An auditor has a financial interest in or association with the company, and is therefore not independent

         o        Fees for non-audit services are excessive, or

         o        There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

         Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

                                       14

3.       SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends a vote in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

                                       15

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a
CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by
ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

         o        It is intended for financing purposes with minimal or no
                  dilution to current shareholders

         o        It is not designed to preserve the voting power of an insider or significant shareholder

9.       EXECUTIVE AND DIRECTOR COMPENSATION

         Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders'
equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.
Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

         o        Historic trading patterns

         o        Rationale for the repricing

         o        Value-for-value exchange

                                       16

         o        Option vesting

         o        Term of the option

         o        Exercise price

         o        Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

         o        Purchase price is at least 85 percent of fair market value

         o        Offering period is 27 months or less, and

         o        Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall,
Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet
Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years.
U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall,
Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the
Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2004, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $___ billion, consolidated deposits of
$____ billion and shareholders' equity of $____ billion.

                  Pursuant to an Investment Advisory Agreement, dated January
20, 1995 (the "Advisory Agreement"), FAF engaged U.S. Bank, through its First
American Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the series of FAF then in existence. The
Advisory Agreement was assigned to the Advisor on May 2, 2001, and amended to provide for the provision of services to the Fund on ____________, 2004. Under the terms of the Advisory Agreement, the Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund's average daily net assets (before any waivers).

                                       17

         The Advisory Agreement requires the Advisor to arrange, if requested by
FAF, for officers or employees of the Advisor to serve without compensation from the Fund as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Fund's investments and to discharge its duties as investment advisor of the Fund.

         In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services.
The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The
Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the
Board of Directors or the investment objectives and policies of the Fund. The
Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the
Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver for the Fund through
September 30, 2005. This waiver is set forth in the Fund's Prospectuses.
Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC
("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the
"Administrators"), serve as co-administrators pursuant to a Co-Administration
Agreement between the Administrators and FAF, dated as of October 1, 2001
("Co-Administration Agreement"). USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Fund. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS will also serve as the Fund's transfer agent. The Fund pays the Administrators fees which are calculated daily and paid monthly, equal to the Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets,
0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First
American fund family in excess of $50 billion. (For the purposes of this
Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Fund pays annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Fund's shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp.

         The Distributor serves as distributor for the Class A Shares of FAF pursuant to a Distribution Agreement effective August 1, 2003, as distributor for the Class D Shares of FAF pursuant to an amended and restated Distribution
Agreement effective August 1, 2003, as distributor for the Class Y Shares of FAF pursuant to a Distribution Agreement dated October 1, 2001, and as distributor for the Class Z shares of FAF pursuant to a

                                       18

Distribution Agreement dated ________. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Fund to the extent such services and functions are not provided to the Fund pursuant to another agreement. The shares of the Fund are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is a Participating Institution. The Advisor pays
USBI up to 0.25% of the portion of the Fund's average daily net assets attributable to Class Y Shares for which USBI is responsible, in connection with
USBI's provision of shareholder support services. Such amounts paid to USBI by the Advisor will not affect any agreement by the Advisor to limit expenses of the Fund.

         The Class A Shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A Shares. This fee is calculated and paid each month based on average daily net assets of Class A
Shares of the Fund for that month.

         The Class D Shares of the Fund pay a distribution fee to the
Distributor monthly at the annual rate of 0.15% of the Fund's Class D Share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D
Shares. This fee is calculated and paid each month based on average daily net assets of Class D Shares of the Fund for that month.

         The Distributor receives no compensation for distribution or shareholder servicing of the Class Y and Class Z Shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those
Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Effective August 1, 2003, FAF entered into a Shareholder Service Plan and Agreement with U.S. Bancorp Asset Management, Inc. ("the Administrator"),
under which the Administrator has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, and Class Y. The Administrator has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class A, Class
D, or Class Y shares. Pursuant to the Shareholder Service Plan and Agreement,
the Fund has agreed to pay the Administrator a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D and Class Y shares, computed daily and paid monthly.

         FAF has also adopted Plans of Distribution with respect to the Class A and Class D shares of the Fund pursuant to Rule 12b-1 under the 1940 Act
(collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.
The Plans recognize that the Distributor, any Participating Institution, the
Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in

                                       19

connection with the distribution or shareholder servicing of Class A and Class D shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the
Administrator, or the Advisor at any time.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank (the "Custodian") acts as custodian of the Fund's assets and portfolio securities pursuant to a Custodian Agreement between First
Trust National Association ("First Trust") and FAF. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The
Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The duties of the
Custodian are limited to receiving and safeguarding the assets and securities of the Fund and to delivering or disposing of them pursuant to the Fund's order.
The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Fund.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400,
Minneapolis, Minnesota 55402, serves as the Fund's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

                             PORTFOLIO TRANSACTIONS

         As the Fund's portfolio is exclusively composed of debt, rather than equity securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Fund, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The
Fund may authorize the Advisor to place brokerage orders with some brokers who help distribute the Fund's shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Fund's portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Fund. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the
Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the
Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that the Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the

                                       20

brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the
Advisor with respect to the Fund.

         The Fund does not effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its
Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the
Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

                                  CAPITAL STOCK

         Each share of the Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series.
The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of ________, 2004, there were ____ shares of the Fund outstanding, all of which were held by U.S. Bancorp Asset Management, Inc.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

The public offering price of the shares of the Fund generally equals the Fund's net asset value per share. The net asset value per share of the Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day,
Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday,
Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and
Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares.

                        VALUATION OF PORTFOLIO SECURITIES

         The Fund's portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
During periods of declining interest rates, the daily yield on shares of the
Fund computed as described above may tend to be higher

                                       21

than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Fund's portfolio instruments based upon their amortized cost and the concomitant maintenance of the Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Fund to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The
Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the
Fund to maintain a per share net asset value of $1.00. Such procedures will include review of the Fund's portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of
Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         The Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         The Fund expects to distribute net realized short-term capital gains
(if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Fund's net asset value at $1.00 per share.
Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, the Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net

                                       22

asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Fund by 12:00
p.m. Central Time Fund for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 12:00 p.m. Central Time will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve
System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is
$1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine.
These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the
Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The
Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Fund. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o        a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o        a member firm of the New York, American, Boston, Midwest, or
                  Pacific Stock Exchanges or the National Association of
                  Securities Dealers;

         o        a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o        any other "eligible guarantor institution," as defined in the
                  Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

                                       23

BY CHECKING ACCOUNT - CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to the Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Fund.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

                               SHORT-TERM RATINGS

         The Fund's investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or
A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o        Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o        Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           FIRST AMERICAN FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)   Amended and Restated Articles of Incorporation, as amended through
         October 2, 1997 (Incorporated by reference to Exhibit (1) to
         Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective
         Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28,
         Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

(a)(2)   Certificate of Designation designating new series and new share classes
         (Incorporated by reference to Exhibit (a)(2) to Post-Effective
         Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747,
         811-3313)).

(a)(3)   Articles of Amendment to Articles of Incorporation, dated November 26,
         2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective
         Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747,
         811-3313)).

(a)(4)   Certificate of Designation designating Class Z Shares of Prime
         Obligations Fund (Incorporated by reference to Exhibit (a)(4) to
         Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos.
         2-74747, 811-3313)).

(a)(5)   Certificate of Designation designating Class Z Shares of Government
         Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations
         Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective
         Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747,
         811-3313)).

(a)(6)   Certificate of Designation designating U.S. Treasury Only Money
         Market Fund. *

(b)      Bylaws, as amended. *

(c)      Not applicable.

(d)(1)   Investment Advisory Agreement, dated January 20, 1995, between the
         Registrant and First Bank National Association, as assigned to U.S.
         Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001
         (Incorporated by reference to Exhibit (5) to Post-Effective Amendment
         No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(d)(2)   Amendment to Exhibit A to Investment Advisory Agreement (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective
         Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747,
         811-3313)).

(e)(1)   Amended and Restated Distribution Agreement relating to the Class D and
         Piper Jaffray (formerly, "Class A") Shares, and Treasury Reserve Fund, between the Registrant and Quasar Distributors, LLC. *

                                       1

(e)(2)   Distribution Agreement, Class A (formerly, "Class S") shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 47, Filed on December
         1, 2003 (File Nos. 2-74747, 811-3313)).

(e)(3)   Dealer Agreement (Incorporated by reference to Exhibit (e)(5) to
         Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos.
         2-74747, 811-3313)).

(f)(1)   Deferred Compensation Plan for Directors Trust Agreement effective
         January 1, 2000 (Incorporated by reference to Exhibit (f) to
         Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos.
         2-74747, 811-3313)).

(f)(2)   Deferred Compensation Plan for Directors Trust Agreement, Amended
         Summary of Terms dated September 2002 (Incorporated by reference to
         Exhibit (f)(2) to Post-Effective Amendment No. 43, Filed on November
         29, 2002 (File Nos. 2-74747, 811-3313)).

(g)(1)   Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to
         Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22,
         1996 (File Nos. 2-74747, 811-3313)).

(g)(2)   Compensation Agreement pursuant to Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 36, Filed
         on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(g)(3)   Assignment of Custodian Agreements and Security Lending Agency
         Agreement to U.S. Bank National Association, dated May 1, 1998
         (Incorporated by reference to Exhibit (g)(4) to Post-Effective
         Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747,
         811-3313)).

(g)(4)   Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33,
         Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

(h)(1)   Co-Administration Agreement by and between U.S. Bancorp Asset
         Management, Inc., U.S. Bancorp Fund Services, LLC, and First American
         Funds, as amended July 24, 2002 (Incorporated by reference to Exhibit
         (h)(1) to Post-Effective Amendment No. 43, Filed on November 29, 2002
         (File Nos. 2-74747, 811-3313)).

(h)(2)   Amendment No. 3 to Co-Administration Agreement, pursuant to Section
         326 of the USA PATRIOT Act of 2001, dated September 17, 2003
         (Incorporated by reference to Exhibit (h)(2) to Post-Effective
         Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747,
         811-3313)).

(h)(3)   Shareholder Service Plan and Agreement relating to Class A (formerly,
         "Class S"), Class D, Class I, Class Y and Piper Jaffray (formerly,
         "Class A") Shares, and Treasury Reserve Fund, between the Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to
         Exhibit (h)(3) to Post-Effective Amendment No. 47, Filed on December 1,
         2003 (File Nos. 2-74747, 811-3313)).

                                       2

(i)(1)   Opinion and Consent of Dorsey & Whitney, with respect to U.S.
         Treasury Only Money Market Fund. *

(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m)(1)   Amended and Restated Distribution Plan for Class D Shares
         (Incorporated by reference to Exhibit (m)(3) to Post-Effective
         Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747,
         811-3313)).

(m)(2)   Distribution Plan for Class A (formerly, "Class S") Shares
         (Incorporated by reference to Exhibit (m)(8) to Post-Effective
         Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747,
         811-3313)).

                                       3

(n)      Amended Form of Multiple Class Plan Pursuant to Rule 18f-3
         (Incorporated by reference to Exhibit (n) to Post-Effective Amendment
         No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

(o)      Reserved.

(p)(1)   First American Funds Code of Ethics (Incorporated by reference to
         Exhibit (p)(1) to Post-Effective Amendment No. 39, Filed on September
         21, 2001 (File Nos. 2-74747, 811-3313)).

(p)(2)   U.S. Bancorp Asset Management Code of Ethics (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 40, Filed on November
         30, 2001 (File Nos. 2-74747, 811-3313)).

(p)(3)   Quasar Distributors, LLC Code of Ethics (Incorporated by reference to
         Exhibit (p)(3) to Post-Effective Amendment No. 39, Filed on September
         21, 2001 (File Nos. 2-74747, 811-3313)).

* To be filed by amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.  INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the
Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended;
provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors'
conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940,
as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment
Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the
indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of

                                       4

the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser,
U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this
Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); President, First
American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"),
First American Strategy Funds, Inc. ("FASF"), First American Insurance
Portfolios, Inc. ("FAIP"), and eight closed-end funds advised by USBAM, American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II,
American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc.,
American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio
Inc., First American Minnesota Municipal Income Fund II Inc., and American
Income Fund, collectively referred to as the First American Closed-End Funds
("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset
Management, Minneapolis, MN (January 2001 to May 2001); CEO and President,
Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN
(March 2001 to May 2001); Senior Managing Director, Equity Research, U.S.
Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

         Mark S. Jordahl, Chief Investment Officer and director on Board of
Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF,
FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to present);
President and Chief Investment Officer, ING Investment Management - Americas
(September 2000 to June 2001).

         Kenneth L. Delecki, Chief Financial Officer and director on Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); CFO and Treasurer,
First American Asset Management, Minneapolis, MN (March 2001 to May 2001);
Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN
(September 2000 to March 2001).

         John J. Gibas, Senior Managing Director, Institutional Advisory Group,
and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to
present); Managing Director, Institutional Advisory Group, FAAM, Minneapolis, MN
(September 1998 to May 2001).

         Kimberly F. Kaul, Communications Director, USBAM, Minneapolis, MN (May
2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998
to May 2001).

                                       5

         Tony Rodriguez, Senior Managing Director, Head of Fixed Income, USBAM,
Minneapolis, MN (August 2002 to present); Director and Head of Corporate Bonds,
Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Jon M. Stevens, Senior Managing Director, Private Asset Management,
USBAM, Minneapolis, MN (January 2002 to present); Senior Managing Director,
Private Asset Management, U.S. Bank, Minneapolis, MN (July 2001 to January
2002); Managing Director, private asset management, Minneapolis, MN (September
1998 to July 2001).

ITEM 27.  PRINCIPAL UNDERWRITERS:

a)   State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Cullen Funds Trust; Country
     Mutual Funds Trust; The Hennessy Mutual Funds, Inc.; The Hennessy Funds,
     Inc.; Kit Cole Investment Trust; Everest Funds; Brandywine Blue Fund, Inc.,
     Brandywine Advisors Fund; Light Revolution Fund, Inc.; The Jensen
     Portfolio; First American Insurance Portfolios, Inc.; AHA Investment Funds;
     Wexford Trust, The Muhlenkamp Fund; Mutuals.com, The Generation Wave Funds,
     VICE Fund; First American Funds, Inc.; First American Investment Funds,
     Inc.; First American Strategy Funds, Inc.; Zodiac Trust, Conning Money
     Market Portfolio; CCMA Select Investment Trust; CCM ADVISORS FUNDS;
     Glenmede Fund, Inc. & Glenmede Portfolios; Fort Pitt Capital Funds; Jacob
     Internet Fund; The Teberg Fund; Alpine Series Trust; Alpine Equity Trust;
     LKCM Funds; Monetta Fund, Inc.; Monetta Trust; Thompson Plumb Funds, Inc.;
     Alternative Investment Advisors, Alpha Strategies 1 Fund; Al Frank Fund;
     Dow Jones Islamic Index; Optimum Q Funds; (MDT Advisers, Inc.); Matrix
     Asset Advisor Value Fund, Inc.; Brazos Mutual Funds; Prudent Bear Mutual
     Funds; Permanent Portfolio; Guinness Atkinson Funds; Buffalo Funds; MP63
     Fund; NorCap Funds; Alpine Income Trust (Municipal Moneymarket Fund, Tax
     Optimized Income Fund); Kirr Marbach Partners Funds, Inc.; Greenville Small
     Cap Growth Fund; Advisor Series Trust: Al Frank Fund, American Trust
     Allegiance Fund, Avatar Advantage Equity Allocation Fund, Capital Advisors
     Growth Fund, Chase Growth Fund, Edgar Lomax Value Fund, The Jacobs Fund,
     National Asset Management Core EquityFund, Segall Bryant & Hamill Mid Cap
     Fund, Hollencrest Equity Fund, The McCarthy Fund, McIntyre Global Equity
     Fund, PIC Investment Trust Funds; Professionally Managed Portfolios: Hester
     Total Return Fund, Lighthouse Opportunity Fund, Portfolio 21, The Osterweis
     Fund, Women's Equity Mutual Fund, Villere Balanced Fund, Fund X Funds (DAL
     Investment Company), Duncan-Hurst International Growth Fund, Duncan-Hurst
     Aggressive Growth Fund, Leonetti Balanced Fund, The Perkins Opportunity
     Fund, The Perkins Discovery Fund; Brandes Investment Trust, Brandes
     Institutional International Equity Fund; Rainier Funds; SEIX Funds, Inc.;
     TIFF Investment Program, Inc.; FFTW Funds, Inc.; Harding Loevner Funds,
     Inc.; Fremont Funds; Masters' Select Funds; and The Osterweis Strategic
     Income Fund.

b)   Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to
     Item 20. Unless otherwise noted, the business address for each Board Member or Officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee,
     WI 53202.

                                               POSITION AND OFFICES           POSITION AND OFFICES
                   NAME                          WITH UNDERWRITER                WITH REGISTRANT
     ---------------------------------------------------------------------------------------------
              James Schoenike                  President, Board Member                None
                Donna Berth                           Treasurer                       None
                Joe Redwine                         Board Member                      None
                Robert Kern                         Board Member                      None
               Eric Falkeis                         Board Member                      None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall,
Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E.
Michigan Street, Milwaukee, Wisconsin 53202.

                                       6

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                       7

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant has duly caused this
Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313
to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Minneapolis, State of Minnesota, on the 11th day of August, 2004.

                                       FIRST AMERICAN FUNDS, INC.

                                       By: /s/  Thomas S. Schreier, Jr.
                                           -------------------------------
                                           Thomas S. Schreier, Jr. President

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                                       TITLE                                   DATE
---------                                                       -----                                   ----

     /s/ Thomas S. Schreier, Jr.
--------------------------------------                        President                                  **
       Thomas S. Schreier, Jr.

        /s/ Joseph M. Ulrey
--------------------------------------       Treasurer (principal financial/accounting officer)          **
           Joseph M. Ulrey

                  *
--------------------------------------                        Director                                   **
       Benjamin R. Field, III

                  *
--------------------------------------                        Director                                   **
           Mickey P. Foret

                  *
--------------------------------------                        Director                                   **
         Victoria J. Herget

                  *
--------------------------------------                        Director                                   **
           Roger A. Gibson

                  *
--------------------------------------                        Director                                   **
        Leonard W. Kedrowski

                  *
--------------------------------------                        Director                                   **
         Richard K. Riederer

                  *
--------------------------------------                        Director                                   **
          Joseph D. Strauss

                  *
--------------------------------------                        Director                                   **
        Virginia L. Stringer

                  *
--------------------------------------                        Director                                   **
            James M. Wade

* By: /s/ Jeffery M. Wilson
--------------------------------------
          Attorney-in-Fact

** August 11, 2004

                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Thomas S. Schreier, Jr., Robert H. Nelson, Steven G.
Lentz, Richard J. Ertel, and Jeffery M. Wilson, and each of them, his or her true and lawful attorneys-in-fact and agents, each acting along, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign a Registration Statement on
Form N-1A of the above-referenced investment companies, and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the
Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting along, full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

SIGNATURE                                          TITLE                          DATE

     /s/ Benjamin R. Field, III                    Director                       September 17, 2003
-------------------------------------
       Benjamin R. Field, III

        /s/ Mickey P. Foret                        Director                       September 17, 2003
-------------------------------------
          Mickey P. Foret

       /s/ Victoria J. Herget                      Director                       September 17, 2003
-------------------------------------
         Victoria J. Herget

        /s/ Roger A. Gibson                        Director                       September 17, 2003
-------------------------------------
          Roger A. Gibson

      /s/ Leonard W. Kedrowski                     Director                       September 17, 2003
-------------------------------------
        Leonard W. Kedrowski

      /s/ Richard K. Riederer                      Director                       September 17, 2003
-------------------------------------
        Richard K. Riederer

       /s/ Joseph D. Strauss                       Director                       September 17, 2003
-------------------------------------
         Joseph D. Strauss

      /s/ Virginia L. Stringer                     Director                       September 17, 2003
-------------------------------------
        Virginia L. Stringer

         /s/ James M. Wade                         Director                       September 17, 2003
-------------------------------------
           James M. Wade